Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the six months ended June 30, 2022	For the six months ended June 30, 2021

Current	$—	$—
Deferred	(38,125)	32,061
Provision for (benefit of) income taxes	$(38,125)	$32,061

Schedule of deferred tax assets and liabilities

	As of June 30,	As of December 31,
Deferred tax assets:	2022	2021

Allowance for doubtful account	$584,183	$379,566
Net operating loss carryforward	2,866,914	2,258,401
Long-lived assets impairment	533,361	560,604
Deferred tax assets	3,984,458	3,198,571
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	(21,041)	(22,917)
Capitalized development costs	(626,492)	(724,353)
Change in valuation allowance	(3,378,053)	(2,533,293)
Deferred tax liabilities, net	$(41,128)	$(81,992)

Schedule of Taxes payable

	As of June 30, 2022	As of December 31, 2021

VAT taxes payable	$431,127	$485,016
Income taxes payable	194,026	205,477
Other taxes payable	2,311	11,380
Total	$627,464	$701,873